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                                 SchwabFunds(R)
                              101 Montgomery Street
                             San Francisco, CA 94104

July 3, 2003

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:     SCHWAB CAPITAL TRUST (FILE NOS. 33-62470 AND 811-7704)

        Schwab Focus Funds
               Communications Focus Fund
               Financial Services Focus Fund
               Health Care Focus Fund
               Technology Focus Fund

        POST-EFFECTIVE AMENDMENT NO. 55

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the prospectus and Statement of Additional Information, dated June 30, 2003, for the above-named funds that would have been filed pursuant to Rule 497(c) do not differ from the prospectus and Statement of Additional Information in the most recently electronically filed Post-Effective Amendment, as referenced above, for the above-named Trust.

Sincerely,

/s/ Jody Stuart
-----------------
Jody Stuart
Corporate Counsel
Charles Schwab Investment Management, Inc.